Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2020	2019
Office equipment and computer hardware	$99	$96
Furniture and fixtures	109	51

Total property and equipment	208	147
Less accumulated depreciation	(144)	(126)

Property and equipment, net	$64	$21